7. Stockholder's Equity	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Note 7. Stockholder's Equity

(a)  Common stock issuances:

During the quarter ended March 31, 2014, the Company completed two separate private placements of a combined 1,750,000 common shares at $0.40 per share. Total proceeds of both offerings was $700,000.

(b)  Stock option plans:

No options were granted or exercised during the period ended March 31, 2014.

During the quarter ended March 31, 2014, 360,000 options with an exercise price of $0.27 per share expired unexercised.